Sources of finance	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Sources of finance

. Sources of finance

The following table summarises the equity and debt financing of the Group, and changes during the year:

	Shares		Debt
Analysis of changes in financing	2020 £m	2019 £m	2020 £m	2019 £m
Beginning of year	703.1	703.0	4,272.9	6,217.9
Ordinary shares issued	–	0.6	–	–
Share cancellations	(3.2)	(0.5)	–	–
Net increase/(decrease) in drawings on bank loans and corporate bonds	–	–	632.8	(1,713.2)
Amortisation of financing costs included in debt	–	–	7.5	10.3
Changes in fair value due to hedging arrangements	–	–	(1.4)	14.3
Other movements	–	–	(7.1)	1.5
Exchange adjustments	–	–	128.0	(257.9)
End of year	699.9	703.1	5,032.7	4,272.9

Note
The table above excludes bank overdrafts which fall within cash and cash equivalents for the purposes of the consolidated cash flow statement.

Shares

At
 31

December 20

,

the Company’s share base was entirely composed of ordinary equity share capital and share premium of £699.9 million
(2019
: £703.1 million), further details of which are disclosed in note

.

Debt
US$ bonds
The Group has in issue $500 million of 3.625% bonds due
September 2022
, $750 million of 3.75% bonds due

September 2024,
 $93 million of 5.125% bonds due
September 2042
 and $220 million of 5.625% bonds due
November 2043
.

Eurobonds
During the year, the Group issued €750 million of 2.375% bonds due May 2027.
The Group
 also
has in issue
€
750 million of 3.0% bonds due
November 2023
,
€
500 million of 1.375% bonds due
March 2025
,
€
750 million of 2.25% bonds due
September 2026
,
€
600 million of 1.625% bonds due
March 2030
, and
€
250 million of Floating Rate Notes carrying a coupon of 3m EURIBOR +0.45% due
March 2022
.

Sterling bonds
During the year, the
 Group
issued
£250 million of 3.750% bonds due
May 2032
. The Group also has in issue
£400 million of 2.875% bonds due
September 2046
.

Revolving Credit Facility
The Group has a
five
-year Revolving Credit Facility of $2.5 billion due
March 2025
, signed in
March 2019

and extended in
February 2020
.
The Group’s borrowing under these facilities, which are drawn down predominantly in pounds sterling, averaged the equivalent of $
nil
in
2020
.

At
31

December 2020
, the Group’s subsidiary, WPP AUNZ had a A$150 million Revolving Credit Facility due
June 2020
 and a A$270 million Revolving Credit Facility due
June 2021
. In
August 2020
, the A$150 million Revolving Credit Facility was extended to
August 2021
 and the A$270 million Revolving Credit Facility was extended to
August 2023
. The Group’s borrowings under the Australian dollar facilities which were drawn down in Australian dollars and New Zealand dollars, averaged the equivalent of A$151 million in
2020
.

The Group had available undrawn committed credit facilities of £2,023.2 million at

December 2020

(2019
: £2,005.6 million).

Borrowings under the $2.5 billion Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of the Group. Borrowings under the A$

 million Revolving Credit Facility and the A$270 million Revolving Credit Facility are governed by certain financial covenants based on the results and financial position of WPP AUNZ.

The $2.5 billion Revolving Credit Facility, due
March 2025
, includes terms which require the consent of the majority of the lenders if a proposed merger or consolidation of the Company would alter its legal personality or identity.

In
February 2021
, the $2.5 billion Revolving Credit Facility was extended to
March 2026
.

Commercial paper programmes
The Group operates commercial paper programmes using its Revolving Credit Facility as a backstop. The average US commercial paper outstanding in
2020
 was $2 million
(2019
: $41 million). The average Euro commercial paper outstanding in
2020
 was £nil
(2019
: £255 million) inclusive of the effect of currency swaps. There was no US or Euro commercial paper
outstanding at 31 December 2020.

The following table is an analysis of future anticipated cash flows in relation to the Group’s debt, on an undiscounted basis which, therefore, differs from the fair value and carrying value:

	2020 £m	2019 1 £m
Within one year	(182.2)	(324.8)
Between one and two years	(725.6)	(204.0)
Between two and three years	(795.7)	(692.1)
Between three and four years	(649.1)	(726.3)
Between four and five years	(528.2)	(634.2)
Over five years	(3,387.1)	(2,761.9)
Debt financing (including interest) under the Revolving Credit Facility and in relation to unsecured loan notes	(6,267.9)	(5,343.3)
Short-term overdrafts – within one year	(8,562.0)	(8,572.4)
Future anticipated cash flows	(14,829.9)	(13,915.7)
Effect of discounting/financing rates	1,235.2	1,070.4
Debt financing	(13,594.7)	(12,845.3)

Note
1	Figures have been restated as described in the accounting policies.

Analysis of fixed and floating rate debt by currency including the effect of interest rate and cross-currency swaps:

2020 Currency		£m	Fixed rate 1	Floating basis	Period (months) 1
$	– fixed	1,585.1	4.06	n/a	70
£	– fixed	1,094.1	3.21	n/a	167
€	– fixed	2,104.6	2.2	n/a	79
	– floating	223.9	n/a	EURIBOR	15
Other		25.0	n/a	n/a	n/a
		5,032.7

2019 Currency		£m	Fixed rate 1	Floating basis	Period (months) 1
$	– fixed	1,178.2	4.06	n/a	95
£	– fixed	844.1	2.73	n/a	188
€	– fixed	1,777.7	2.34	n/a	82
	– floating	423.3	n/a	EURIBOR	16
Other		49.6	n/a	n/a	n/a
		4,272.9
Note
1	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.

The following table is an analysis of future undiscounted anticipated cash flows in relation to the Group’s financial derivatives, which include interest rate swaps, forward contracts and other foreign exchange swaps assuming interest rates and foreign exchange rates as at
31
 December:

	Financial liabilities		Financial assets
2020	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	201.7	195.4	102.3	98.2
Between one and two years	11.6	6.2	17.8	13.6
Between two and three years	41.9	35.7	449.2	461.2
Between three and four years	11.6	6.3	–	–
Between four and five years	449.8	466.3	–	–
Over five years	–	–	–	–
	716.6	709.9	569.3	573.0

	Financial liabilities		Financial assets
2019	Payable £m	Receivable £m	Payable £m	Receivable £m
Within one year	113.6	107.8	44.0	45.0
Between one and two years	17.5	10.9	–	–
Between two and three years	11.8	6.2	–	–
Between three and four years	11.6	6.1	–	–
Between four and five years	11.6	6.1	–	–
Over five years	449.8	456.3	–	–
	615.9	593.4	44.0	45.0